Parent only financial information (Tables)	6 Months Ended
Jun. 30, 2023
Parent only financial information
Schedule of Condensed Balance Sheets

(a)    Condensed Balance Sheets

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	22,710	25,364
Total current asset	22,710	25,364
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,533,937	1,827,604
Total non-current asset	1,533,937	1,827,604
Total assets	1,556,647	1,852,968
Liabilities
Current liability
Accrued expenses and other current liabilities	27,225	25,792
Total current liability	27,225	25,792
Total liabilities	27,225	25,792
Equity
Class A ordinary shares	1	14
Additional paid-in capital	5,051,631	5,197,029
Accumulated other comprehensive loss	(393,841)	(392,574)
Accumulated deficit	(3,128,369)	(2,977,293)
Total equity	1,529,422	1,827,176

Total liabilities and equity	1,556,647	1,852,968

Schedule of Condensed Statements of Results of Operations

(b)    Condensed Statements of Results of Operations

	For the six months ended June 30,
	2022	2023
	RMB	RMB
General and administrative expenses	(150,286)	(5,188)
Total operating expenses	(150,286)	(5,188)
Loss from operations	(150,286)	(5,188)
Equity (loss) income of subsidiaries and the VIE and VIE’s subsidiaries	(110,690)	20,474
Other income:
Interest income, net	1,297	—
Other income, net	8,620	1,710
(Loss) income before income tax	(251,059)	16,996
Income tax expense	—	—
Net (loss) income	(251,059)	16,996
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net (loss) income attributable to ordinary shareholders	(251,059)	16,996

Schedule of Condensed statements of cash flows

(c)    Condensed statements of cash flows

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Net cash used in operating activities	2,155	(143,941)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	—
Investment in short-term investments	(162,180)	—
Proceeds from redemption of short-term investments	18,153	—
Net cash used in investing activities	(144,027)	—
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	264
Proceeds from issuance of issuance of convertible bonds, net of issuance costs	—	145,064
Net cash provided by financing activities	—	145,328
Effect of exchange rate changes on cash and cash equivalents	9,159	1,267
Net (decrease) increase in cash and cash equivalents	(132,713)	2,654
Cash and cash equivalents at the beginning of the period	162,974	22,710
Cash and cash equivalents at the end of the period	30,261	25,364